Supplemental Guarantor Condensed Consolidating Financial Statements (Details 4) (USD $) In Thousands, unless otherwise specified	0 Months Ended	7 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	7 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended	5 Months Ended	12 Months Ended
	May 05, 2011	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011 Satmex Issuer	Dec. 31, 2012 Satmex Issuer	Dec. 31, 2011 Guarantor Subsidiaries	Dec. 31, 2012 Guarantor Subsidiaries	Dec. 31, 2011 Non Guarantor Subsidiaries	Dec. 31, 2012 Non Guarantor Subsidiaries	May 25, 2011 Predecessor Registrant	Dec. 31, 2010 Predecessor Registrant	May 25, 2011 Predecessor Registrant Satmex Issuer	Dec. 31, 2010 Predecessor Registrant Satmex Issuer	May 25, 2011 Predecessor Registrant Guarantor Subsidiaries	Dec. 31, 2010 Predecessor Registrant Guarantor Subsidiaries	May 25, 2011 Predecessor Registrant Non Guarantor Subsidiaries	Dec. 31, 2010 Predecessor Registrant Non Guarantor Subsidiaries
Condensed Consolidating Financial Statements
Net cash provided by operating activities		$ 32,354	$ 82,498	$ 33,386	$ 80,103	$ (3,806)	$ (56)	$ 2,774	$ 2,451	$ 8,134	$ 41,010	$ 43,598	$ 38,341	$ (35,570)	$ 381	$ 106	$ 2,288
Cash flows from investing activities:
Restricted cash-satellite Satmex 8			(4,900)		(4,900)
Construction in progress Satmex 8 (including capitalized interest)		(150,537)	(114,678)	(150,537)	(114,678)					(42,333)	(63,113)	(42,333)	(63,113)
Acquisition of equipment		(1,627)	(1,998)	(1,393)	(1,524)	(47)	(12)	(187)	(462)	(635)	(4,578)	(511)	(3,999)	(57)		(67)	(579)
Net cash used in investing activities		(152,164)	(121,576)	(151,930)	(121,102)	(47)	(12)	(187)	(462)	(42,968)	(67,691)	(42,844)	(67,112)	(57)		(67)	(579)
Cash flows from financing activities:
Proceeds from equity issuance		90,000		90,000
Repayment of First Priority Old Notes		(238,237)		(238,237)
Issuance of Senior Secured Notes	325,000		35,700		35,700					325,000		325,000
Deferred financing costs		(333)	(1,221)	(333)	(1,221)					(18,247)		(18,247)
Net cash provided by (used in) financing activities		(148,570)	34,479	(148,570)	34,479					306,753		306,753
Cash and cash equivalents:
Net (decrease) increase for the period		(268,380)	(4,599)	(267,114)	(6,520)	(3,853)	(68)	2,587	1,989	271,919	(26,681)	307,507	(28,771)	(35,627)	381	39	1,709
Beginning of period		347,631	79,251	332,507	65,393	4,842	989	10,282	12,869	75,712	102,393	25,000	53,771	40,469	40,088	10,243	8,534
End of period		$ 79,251	$ 74,652	$ 65,393	$ 58,873	$ 989	$ 921	$ 12,869	$ 14,858	$ 347,631	$ 75,712	$ 332,507	$ 25,000	$ 4,842	$ 40,469	$ 10,282	$ 10,243